UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21589

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2006 to January 31, 2007

Item 1:                   Schedule of Investments

Credit Suisse Commodity Return Strategy Fund

Schedule of Investments

January 31, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (34.9%)
ASSET BACKED (34.9%)
$800	Atlas Capital Funding Corp.	(A-1+, P-1)	02/12/07	5.276	$798,714
1,200	Beethoven Funding Corp.	(A-1, P-1)	03/22/07	5.303	1,191,409
7,900	Brahms Funding Corp.	(A-1, P-1)	02/06/07	5.343	7,894,185
4,200	Brahms Funding Corp.	(A-1, P-1)	02/07/07	5.343	4,196,276
2,900	Broadhollow Funding LLC	(A-1+, P-1)	02/09/07	5.314	2,896,591
5,200	Buckingham CDO III LLC	(A-1+, P-1)	02/20/07	5.305	5,185,509
6,300	Buckingham CDO LLC	(A-1+, P-1)	03/15/07	5.330	6,261,339
16,000	Capital One Multi-Asset Execution Trust	(A-1+, P-1)	02/08/07	5.338	15,983,604
2,800	Capital One Multi-Asset Execution Trust	(A-1+, P-1)	04/04/07	5.330	2,774,635
1,700	Cobbler Funding LLC	(A-1, P-1)	02/26/07	5.351	1,693,767
6,850	Davis Square Funding III Corp.	(A-1+, P-1)	03/14/07	5.340	6,808,887
11,553	Davis Square Funding III Corp.	(A-1+, P-1)	04/16/07	5.339	11,427,846
11,000	Davis Square Funding VI Corp.	(A-1+, P-1)	04/16/07	5.340	10,880,837
5,000	Giro Funding US Corp.	(A-1, P-1)	02/21/07	5.318	4,985,361
2,300	Kent Funding Corp.	(A-1+, P-1)	03/23/07	5.342	2,283,149
6,000	KKR Atlantic Funding Trust	(A-1+, P-1)	02/26/07	5.300	5,977,979
8,700	KKR Atlantic Funding Trust	(A-1+, P-1)	02/28/07	5.300	8,665,418
2,000	KKR Pacific Funding Trust	(A-1+, P-1)	02/22/07	5.313	1,993,828
10,600	Mica Funding LLC	(A-1, P-1)	02/12/07	5.304	10,582,899
7,231	Nelnet Student Asset Funding LLC	(A-1+, P-1)	03/19/07	5.317	7,182,307
7,700	Ocala Funding LLC	(A-1+, P-1)	03/05/07	5.326	7,663,724
6,400	Rams Funding Two LLC	(A-1+, P-1)	02/12/07	5.320	6,389,655
8,700	Rhineland Funding Capital Corp.	(A-1+, P-1)	04/30/07	5.351	8,587,709
4,400	Romulus Funding Corp.	(A-1, P-1)	04/04/07	5.319	4,360,215
7,800	Stanfield Victoria Funding LLC	(A-1+, P-1)	03/01/07	5.321	7,768,211
3,200	Theta Corp.	(A-1+, P-1)	05/16/07	5.307	3,151,789
16,700	Witherspoon CDO Funding LLC#	(A-1+, P-1)	03/15/07	5.330	16,700,000
TOTAL COMMERCIAL PAPER (Cost $174,285,843)					174,285,843

ASSET BACKED SECURITIES (3.4%)
45	Ace Securities Corp., Series 2003-0P1, Class A2#	(AAA, Aaa)	12/25/33	5.680	45,531
305	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV2#	(AAA, Aaa)	09/25/33	5.660	306,080
74	Bear Stearns Asset Backed Securities, Inc., Series 2004-HE8, Class A#	(AAA, Aaa)	09/25/34	5.700	74,264
10	CDC Mortgage Capital Trust, Series 2003-HE4, Class A3#	(AAA, Aaa)	03/25/34	5.870	10,303
87	Countrywide Home Equity Loan Trust, Series 2004-R, Class 2A#	(AAA, Aaa)	03/15/30	5.570	87,054
65	Countrywide Home Equity Loan Trust, Series 2005-B, Class 2A#	(AAA, Aaa)	05/15/35	5.500	64,954
180	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF4, Class A2#	(AAA, Aaa)	06/25/34	5.610	179,871
196	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF6, Class A2B#	(AAA, Aaa)	07/25/34	5.730	196,299
37	Fremont Home Loan Trust, Series 2004-D, Class 1A2#	(AAA, Aaa)	11/25/34	5.700	37,017
230	GE Capital Credit Card Master Note Trust, Series 2004-2, Class A#	(AAA, Aaa)	09/15/10	5.360	230,229
141	MSDWCC Heloc Trust, Series 2005-1, Class A#	(AAA, Aaa)	07/25/17	5.510	140,868
8,250	Newcastle CDO, Ltd., Series 2005-6A, Class lM1#	(AAA, Aaa)	04/24/07	5.320	8,249,218
104	Novastar Home Equity Loan Trust, Series 2004-3, Class A3D#	(AAA, Aaa)	12/25/34	5.680	103,931
133	Option One Mortgage Loan Trust, Series 2003-3, Class A2#	(AAA, Aaa)	06/25/33	5.620	133,862
101	Specialty Underwriting & Residential Finance, Series 2004-BC2, Class A2#	(AAA, Aaa)	05/25/35	5.590	100,969
7,000	Whitehawk CDO Funding, Ltd., Series 2004-1A, Class A1J#	(AA-, Aa2)	12/15/08	5.410	7,000,000
TOTAL ASSET BACKED SECURITIES (Cost $16,958,366)					16,960,450

MORTGAGE BACKED SECURITIES (3.0%)
14,711	Paragon Mortgages PLC, Series 12A, Class A1#	(AAA, Aaa)	11/15/38	5.300	14,711,102
53	Washington Mutual, Series 2005-AR4, Class A1	(AAA, Aaa)	04/25/35	3.624	52,824
TOTAL MORTGAGE BACKED SECURITIES (Cost $14,763,996)					14,763,926

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CERTIFICATES OF DEPOSIT (2.0%)
Banking (2.0%)
$10,000	Societe Generale NY (Cost $10,000,000)	(A-1+, P-1)	01/09/08	5.400	$10,000,000

CORPORATE OBLIGATIONS (3.0%)
FINANCE (3.0%)
6,000	CC USA, Inc., Series MTN, Notes	(AAA, Aaa)	03/08/07	5.362	5,969,550
9,000	CC USA, Inc., Series MTN, Notes	(AAA, Aaa)	06/18/07	5.520	8,996,886
TOTAL CORPORATE OBLIGATIONS (Cost $14,969,550)					14,966,436

STRUCTURED NOTES (31.2%)
15,700	ABN AMRO Bank NV: Commodity Index Linked Notes#	(A-1+, P-1)	10/22/07	5.165	18,288,145
1,700	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.550	1,700,000
3,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	3,454,590
1,200	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.210	1,211,304
600	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.210	677,784
1,500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.210	1,731,915
1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.210	1,172,460
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.210	2,401,820
1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.210	1,147,920
1,600	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.210	1,790,240
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	2,332,700
600	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	663,798
600	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	653,490
600	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	623,274
700	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.210	732,606
700	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.550	771,848
1,500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/30/07	5.210	1,766,820
13,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.243	14,487,850
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.241	596,615
800	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.237	899,008
2,500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.213	2,480,675
800	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.210	804,376
2,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.215	1,918,220
700	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.215	693,308
500	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.215	486,680
3,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	12/31/07	5.213	2,911,560
15,600	Barclays Bank PLC: Commodity Index Linked Notes#	(A-1+, P-1)	10/28/07	5.263	18,128,588
15,500	Bear Stearns Company, Inc.: Commodity Index Linked Notes#	(A-1+, P-1)	11/06/07	5.140	17,273,975
15,500	IXIS: Commodity Index Linked Notes#	(A-1+, P-1)	11/05/07	5.120	17,916,915
16,100	Morgan Stanley: Commodity Index Linked Notes#	(A-1, P-1)	10/15/07	5.290	15,238,972
18,750	Swedish Exportkredit AB: Commodity Index Linked Notes#	(A-1+, P-1)	11/09/07	5.115	20,895,938
TOTAL STRUCTURED NOTES (Cost $141,250,000)					155,853,394

VARIABLE RATE CORPORATE OBLIGATIONS (21.1%)
Diversified Financials (21.1%)
10,000	Atlas Capital Funding Corp., Series MTN, Notes#	(AAA, Aaa)	07/16/07	5.310	10,001,900
8,000	Atlas Capital Funding Corp., Series MTN, Notes#	(AAA, Aaa)	12/07/08	5.367	8,003,584
18,000	Commonwealth Bank of Australia#	(AAA, Aaa)	02/07/08	4.976	17,446,680
19,000	Cullinan Finance Corp., Series MTN, Notes#	(AAA, Aaa)	12/07/07	5.310	19,001,368
6,000	Dorada Finance, Inc., Series MTN#	(AAA, Aaa)	04/25/08	5.350	6,004,068
5,500	Five Finance, Inc., Series MTN, Global Senior Unsecured Notes#	(AAA, Aaa)	09/13/07	5.330	5,502,513
16,000	Sedna Finance, Inc., Series MTN, Notes#	(AAA, Aaa)	11/28/07	5.340	16,002,896
10,000	Sigma Finance, Inc., Series MTN, Company Guaranteed Note#	(AAA, Aaa)	04/20/07	5.320	10,001,450
6,000	Sigma Finance, Inc., Series MTN1, Company Guaranteed Notes#	(AAA, Aaa)	03/23/07	5.325	6,000,486
7,500	White Pine Finance LLC#	(AAA, Aaa)	04/20/07	5.350	7,501,875
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $105,995,189)					105,466,820

UNITED STATES AGENCY OBLIGATION (0.0%)
145	Fannie Mae Discount Notes (Cost $144,199)	(AAA, Aaa)	03/12/07	5.115	144,199

SHORT-TERM INVESTMENT (0.1%)
219	State Street Bank and Trust Co. Euro Time Deposit (Cost $219,000)		02/01/07	4.100	219,000

TOTAL INVESTMENTS AT VALUE (98.7%) (Cost $478,586,143)	492,660,068

OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)	6,256,323

NET ASSETS (100.0%)	$498,916,391

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

MTN1 = Medium Term Note, Series 1

†	Credit ratings given by the Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate shown is the rate as of January 31, 2007.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Securities, options, futures contracts and other assets (including swap and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost - At January 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $478,586,143, $15,701,391, $(1,627,466), $14,073,925, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2007